Other Income (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OTHER INCOME.
Unrealized (losses) recognized in earnings during the period	CAD (37)	CAD (47)
(Losses) gains on inventory valuation	(39)	62
Risk management activities	(19)	(25)
Investment and interest income	162	77
Risk mitigation and insurance proceeds	76	41
Change in value of pipeline commitments and other	(18)	53
Other income	CAD 125	CAD 161